UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			Form 13F

			FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended:		December 31, 2012

Check here if Amendment	[X]; Amendment Number: 1
  This Amendment (Check only one.):		[X] is a restatement.
		[ ] adds new holdings entries.

Form 13F File Number:	28-15431

Institutional Investment Manager Filing this Report:
Name:	Cambridge Associates Limited LLC
Address:	125 High Street
	Boston, Massachusetts 02110
	United States of America

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Sean F. Hanna
Title:	Senior Compliance Officer and Counsel
Phone:	617-457-7500

Signature, Place and Date of Signing:



Sean F. Hanna, Boston, Massachusetts				February 21, 2013


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		32
Form 13F Information Table Value Total:		113310	(thousands)

List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

			FORM 13F INFORMATION TABLE

							  VALUE	   SHARES/  SH/	PUT/	INVESTMENT OTHER	VOTING AUTHORITY
ISSUER				CLASS		CUSIP	  	   PRN AMT  PRN	CALL	DISC 	MANAGERS	SOLE		SHARED	NONE

ABBOTT LABS COM			COM		002824100 3483	   53169    SH		SOLE			53169		0	0
ALTRIA GROUP INC COM		COM		02209S103 3506	   111595   SH		SOLE			111595		0	0
AMAZON COM INC			COM		023135106 3675	   14635    SH		SOLE			14635		0	0
APPLE INC			COM		037833100 3167	   5942	    SH		SOLE			5942		0	0
AT&T INC COM			COM		00206R102 3394     100687   SH		SOLE			100687		0	0
CHEVRON CORP NEW COM		COM		166764100 3486     32238    SH		SOLE			32238		0	0
CISCO SYS INC COM		COM		17275R102 3943	   200639   SH		SOLE			200639		0	0
COCA COLA CO COM		COM		191216100 3563	   98289    SH		SOLE			98289		0	0
COMCAST CORP			CLASS A		20030N101 3914	   104720   SH		SOLE			104720		0	0
CONOCOPHILLIPS COM		COM		20825C104 3816	   65809    SH		SOLE			65809		0	0
DISNEY WALT CO			COM		254687106 3608	   72463    SH		SOLE			72463		0	0
EXXON MOBIL CORP COM		COM		30231G102 3541     40916    SH		SOLE			40916		0	0
GENERAL ELECTRIC CO COM		COM		369604103 3473     165447   SH		SOLE			165447		0	0
GOOGLE INC			COM		38259P508 3549	   5003	    SH		SOLE			5003		0	0
HOME DEPOT INC			COM		437076102 3790	   61280    SH		SOLE			61280		0	0
INTEL CORP COM			COM		458140100 3475	   168462   SH		SOLE			168462		0	0
INTL BUSINESS MACHS		COM		459200101 3462     18071    SH		SOLE			18071		0	0
JOHNSON & JOHNSON COM		COM		478160104 3828     54605    SH		SOLE			54605		0	0
KRAFT FOODS INC			COM		50075N104 1279	   28135    SH		SOLE			28135	 	0	0
MCDONALDS CORP COM		COM		580135101 3654	   41423    SH		SOLE			41423		0	0
MERCK & CO INC NEW COM		COM		58933Y105 3350	   81830    SH		SOLE			81830		0	0
MICROSOFT CORP COM		COM		594918104 3404     127335   SH		SOLE			127335		0	0
OCCIDENTAL PETE CORP		COM		674599105 3450	   45034    SH		SOLE			45034		0	0
ORACLE CORP COM			COM		68389X105 4052	   121615   SH		SOLE			121615		0	0
PEPSICO INC COM			COM		713448108 3645	   53262    SH		SOLE			53262		0	0
PFIZER INC COM			COM		717081103 3744     149290   SH		SOLE			149290		0	0
PHILIP MORRIS INTL INC		COM		718172109 3397	   40619    SH		SOLE			40619		0	0
PROCTER & GAMBLE CO COM		COM		742718109 3725     54873    SH		SOLE			54873		0	0
QUALCOMM INC COM		COM		747525103 3830     61760    SH		SOLE			61760		0	0
VERIZON COM INC			COM		92343V104 3523     81423    SH		SOLE			81423		0	0
VISA INC COM CL A		CLASS A		92826C839 4144	   27336    SH		SOLE			27336		0	0
WAL-MART STORES INC COM		COM		931142103 3438     50390    SH		SOLE			50390		0	0